Notes to the consolidated statements of income - Cost of materials (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes to the consolidated statements of income
Cost of raw materials, supplies and purchased components	€ 4,107,887	€ 4,023,978	€ 4,170,690
Cost of purchased services	409,553	354,417	316,945
Cost of materials	€ 4,517,440	€ 4,378,395	€ 4,487,635